DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2025
DEBENTURES.
Schedule of debentures

	General	Quantity as of December 31, 2025
Issuance	Meeting	Issued	Held in treasury	Maturity	2025	2024
14th	August 26, 2014	20,000	20,000	August 30, 2034	—	—
16th	April 25, 2019	800,000	—	May 6, 2026	—	812,957
17th	May 29, 2024	1,500,000	—	May 29, 2029	1,514,441	1,510,163
18th	December 10, 2024	1,500,000	—	December 10, 2028	1,508,060	1,505,343
19th	June 05, 2025	1,375,000	—	June 04, 2032	1,384,898	—
Total Consolidated					4,407,399	3,828,463

Current					44,609	37,988
Non-current					4,362,790	3,790,475

Schedule of amortization of long term debentures

	2025	2024
2026	—	799,538
2028	1,496,022	1,495,447
2029	1,496,222	1,495,490
2030 on	1,370,546	—
	4,362,790	3,790,475